EQ Advisors TrustSM

Supplement to the Prospectus dated May 1, 2007 – MarketPLUS Portfolios

This Supplement updates certain information, effective on or about May 25, 2007, contained in the above-dated Prospectus, which accompanies this Supplement. Unless indicated otherwise, this Supplement does not supersede the Prospectus dated May 1, 2007. This Supplement describes four (4) Portfolios offered by EQ Advisors Trust and the Class IB shares offered by the Trust on behalf of the Portfolios that you can choose as an investment alternative. Each Portfolio has its own investment objective and strategies that are designed to meet different investment goals. This Supplement and the Prospectus contain information you should know before investing. Please read these documents carefully before investing and keep them for future reference.

MarketPLUS Mid Cap Value Portfolio*

MarketPLUS Large Cap Growth Portfolio*

MarketPLUS Large Cap Core Portfolio*

(each, a “MarketPLUS Portfolio” and together, the “MarketPLUS Portfolios”)

*	Until May 25, 2007, the MarketPLUS Mid Cap Value Portfolio will be known as the “EQ/FI Mid Cap Value Portfolio,” the MarketPLUS Large Cap Growth Portfolio will be known as the “EQ/MFS Emerging Growth Companies Portfolio,” and the MarketPLUS Large Cap Core Portfolio will be known as the “EQ/MFS Investors Trust Portfolio.” Effective on or about May 25, 2007, all references in the May 1, 2007 Prospectus to the EQ/FI Mid Cap Value Portfolio, EQ/MFS Emerging Growth Companies Portfolio and EQ/MFS Investors Trust Portfolio are changed to reflect the new names of the Portfolios, as described herein. Also effective on or about that date, the descriptions of each Portfolio appearing in the “About the Investment Portfolios” section of the Prospectus under the headings “Investment Objective,” “The Investment Strategy,” “The Principal Risks,” “Portfolio Performance,” “Portfolio Fees and Expenses” and “Who Manages the Portfolio” are replaced in their entirety with the corresponding descriptions included in this Supplement.

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MarketPLUS Mid Cap Value Portfolios

INVESTMENT OBJECTIVE: Seeks long-term capital appreciation.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies with medium market capitalizations (or other financial instruments that derive their value from the securities of such companies). Medium market capitalization companies means those companies included in any of the following indices at the time of purchase: Russell MidCap Index (market capitalization range of approximately $900 million - $20.7 billion as of February 28, 2007), Morningstar Mid Core Index (market capitalization range of approximately $1.1 billion - $17.2 billion as of February 28, 2007), S&P MidCap 400 Index (market capitalization range of approximately $500 million - $12.3 billion as of February 28, 2007). To the extent required by SEC rules, this policy may not be changed without providing at least sixty (60) days’ written notice to the shareholders of the Portfolio.

The Portfolio’s assets normally will be allocated among three investment managers, each of which will manage its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio will be actively managed by an Adviser (“Active Allocated Portion”); one portion of the Portfolio will track the performance of a particular index (“Index Allocated Portion”); and one portion of the Portfolio will invest in exchange-traded funds (“ETFs”) (“ETF Allocated Portion”). Under normal circumstances, the Active Allocated Portion will consist of approximately 30% of the Portfolio’s net assets, the Index Allocated Portion will consist of approximately 60% of the Portfolio’s net assets and the ETF Allocated Portion will consist of approximately 10% of the Portfolio’s net assets.

Each of the above percentages is an asset allocation target established by AXA Equitable to achieve the Portfolio’s investment objective and may be changed without shareholder approval. Actual allocations among the distinct portions of the Portfolio may deviate from the amounts shown above by up to 15% of the Portfolio’s net assets. The asset allocation range for each portion of the Portfolio is as follows: 15% - 45% in the Active Allocated Portion; 45% - 75% in the Index Allocated Portion; and 0% - 25% in the ETF Allocated Portion. Each portion of the Portfolio may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. AXA Equitable will rebalance each portion of the Portfolio as it deems appropriate. To the extent that the Portfolio takes a temporary defensive position, it may not be pursuing its investment goal.

The Active Allocated Portion invests primarily in common stocks, but it also may invest in other securities that the Adviser believes provide opportunities for capital appreciation, such as preferred stocks, warrants and securities convertible into common stock. In choosing investments for the Active Allocated Portion, the Adviser seeks to add value through bottom-up fundamentally driven security selection, favoring those securities that appear to be undervalued in the marketplace. A security’s value is assessed primarily on the basis of its earning power, growth potential, balance sheet and competitive positioning. The Adviser will focus on those securities with a market capitalization typically greater than $500 million but less than $10 billion and with a valuation in the botton third of the price-to-earnings ratio distribution. The Adviser may sell a security for a variety of reasons, such as to invest in a company believed to offer superior investment opportunities.

The Index Allocated Portion of the Portfolio will seek to track the performance of the Russell Mid Cap Value Index with minimal tracking error. Generally, the Index Allocated Portion will employ full replication, holding each company in proportion to its market capitalization weight in the Russell Mid Cap Value Index, although, in certain instances a sampling approach may be utilized for a small portion of the Index Allocated Portion. The sampling approach will strive to match the index characteristics without having to purchase every stock in the index.

The ETF Allocated Portion invests in ETFs (the “Underlying ETFs”) that meet the investment criteria of the Portfolio as a whole. The Underlying ETFs in which the ETF Allocated Portion currently may invest are described later in this Prospectus in the section entitled “Information Regarding the Underlying ETFs.” The Underlying ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval. An investor in the Portfolio will bear both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying ETFs held by the ETF Allocated Portion. Therefore, an investor may be able to realize lower aggregate expenses by investing directly in the Underlying ETFs instead of in the Portfolio itself. However, the Underlying ETFs are not available as investment options under the Contracts and an investor who chooses to invest directly in the Underlying ETFs would not receive the asset allocation and rebalancing services provided by AXA Equitable or the services provided by the Advisers to the other portions of the Portfolio.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section of the Trust’s Prospectus “More Information on Risks and Benchmarks:”

•	ETF Risk

•	Equity Risk

•	Index-Fund Risk

•	Mid-Cap Company Risk

•	Multiple Adviser Risk

•	Value Investing Risk

2	About the investment portfolios	EQ Advisors Trust

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to May 25, 2007 the Portfolio had different investment strategies and consisted entirely of an actively managed portfolio of equity securities. Following the investment strategy change, the Portfolio’s assets are managed by three investment managers using different investment strategies. If the Portfolio had historically been managed using its current strategies, the performance of the Portfolio may have been different. In addition, the Portfolio was advised by a different Adviser prior to May 25, 2007.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
16.29% (2003 2nd Quarter)	–20.25% (1998 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
MarketPLUS Mid Cap Value Portfolio — Class IB Shares	12.45%	10.89%	7.44%
Russell Mid Cap Value Index†	20.22%	15.88%	13.67%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses* (expenses that are deducted from Portfolio assets)
MarketPLUS Mid Cap Value Portfolio	Class IB Shares
Management Fee	0.55%
Distribution and/or service (12b-1) fees**	0.25%
Other Expenses	0.18%
Acquired Fund Fees and Expenses (Underlying ETFs)***	0.03%
Total Operating Expenses	1.01%
Less Waivers/Expense Reimbursements****	—
Net Operating Expenses and Acquired Fund Fees and Expenses	1.01%
Net Operating Expenses (excluding Acquired Fund Fees and Expenses)****	0.98%
*	Expenses have been restated to reflect current fees.
**	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is equal to an annual rate of 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to an annual rate of 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
***	The Portfolio invests in shares of ETFs, which are considered to be investment companies. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the Underlying ETFs and the investment return of the Portfolio will be reduced by each Underlying ETF’s expenses.
****	Pursuant to a contract, the Manager has agreed to waive or limit its management, administrative and other fees to limit the expenses of the Portfolio until April 30, 2008 (“Expense Limitation Agreement”) (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the Net Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of the investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 1.00% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses (and the expenses of the Underlying ETFs incurred indirectly) remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of

EQ Advisors Trust	About the investment portfolios	3

MarketPLUS Portfolios (continued)

your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$103
3 Years	$322
5 Years	$558
10 Years	$1,236

WHO MANAGES THE PORTFOLIO

AXA Equitable, through its Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages the ETF Allocated Portion.

A committee of AXA FMG investment personnel manages the ETF Allocated Portion. Kenneth Kozlowski and Kenneth Beitler serve as the lead portfolio managers of the committee with joint and primary responsibility for day-to-day management of the ETF Allocated Portion. Xavier Poutas and Alwi Chan assist the lead portfolio managers with day-to-day management of the ETF Allocated Portion, but do not have joint and primary responsibility for management of the Portfolio.

Kenneth T. Kozlowski, CFP®, ChFC, CLU has served as Vice President of AXA Financial from February 2001 to present. He is responsible for portfolio administration, accounting and product development with respect to the ETF Allocated Portion.

Kenneth B. Beitler, CFA® has served as Vice President of AXA Financial from February 2003 to present. From February 2002 to February 2003, he served as Assistant Vice President of AXA Financial and from May 1999 to February 2002 as Senior Investment Analyst of AXA Financial. He is responsible for portfolio analysis and portfolio performance evaluation with respect to the ETF Allocated Portion.

Alwi Chan, CFA® has served as Assistant Vice President of AXA Equitable from November 2005 to present. From December 2002 to October 2005, he served as Senior Investment Analyst of AXA Financial. Mr. Chan served as a Senior Financial Analyst at the General Account Investment Group of AXA Equitable from June 1999 to November 2002. Mr. Chan assists in portfolio analysis and portfolio performance evaluation with respect to the ETF Allocated Portion.

Xavier Poutas joined AXA FMG in October 2004 as a Fund Administrator. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit and, from September 2002 to October 2003, he was a senior auditor with AXA Internal Audit. Prior to 2002, Mr. Poutas held several positions within the AXA Group. Mr. Poutas assists in portfolio analysis and portfolio performance evaluation with respect to the ETF Allocated Portion.

Mellon Equity Associates LLC (“Mellon”), 500 Grant Street, Suit 4200, Pittsburgh, PA 15258-0001, manages the Index Allocated Portion of the Portfolio. Mellon is an indirect wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”), a publicly-traded company. Pursuant to a strategic combination scheduled to be completed in the third quarter of 2007, Mellon Financial will combine with The Bank of New York (“BNY”) and form The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals and the approval of BNY’s and Mellon Financial’s shareholders, as well as other customary conditions to closing. Mellon is a specialist in active and passive U.S. equity and balanced fund management. As of December 31, 2006, Mellon had approximately $22 billion in assets under management.

Thomas J. Durante, Senior Vice President, Senior Portfolio Manager and Principal Officer of Mellon, is responsible for the day-to-day management of the Index Allocated Portion. Mr. Durante joined Mellon in 2000 and has had portfolio management responsibilities since that time.

Wellington Management Company LLP (“Wellington”), 75 State Street, Boston, MA 02109, manages the Active Allocated Portion of the Portfolio. Wellington is a limited liability partnership whose sole business is investment management. As of December 31, 2006, Wellington had approximately $575 billion in assets under management.

James N. Mordy, Senior Vice President, is responsible for the day-to-day management of the Active Allocated Portion. Mr. Mordy joined Wellington in 1985 as investment professional [and has had portfolio management responsibilities since that time].

The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of shares of the Portfolio to the extent applicable.

4	About the investment portfolios	EQ Advisors Trust

MarketPLUS Large Cap Growth Portfolio

INVESTMENT OBJECTIVE: Seeks to provide long-term capital growth.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). Large-cap companies mean those companies included in any of the following indices at the time of purchase: S&P 500 Index (market capitalization range of approximately $1.4 billion - $418.1 billion as of February 28, 2007), Russell 1000 Index (market capitalization range of approximately $900 million - $410.7 billion as of February 28, 2007), S&P 100 Index (market capitalization range of approximately $5.7 billion - $418.1 billion as of February 28, 2007) Morningstar Large Core Index (market capitalization range of approximately $11.3 billion - $359.9 billion), NYSE 100 Index (market capitalization $12.0 billion - $410.7 billion as of February 28, 2007). To the extent required by SEC rules, this policy may not be changed without providing at least sixty (60) days’ written notice to the shareholders of the Portfolio.

The Portfolio’s assets normally will be allocated among three investment managers, each of which will manage its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio will be actively managed by an Adviser (“Active Allocated Portion”); one portion of the Portfolio will track the performance of a particular index (“Index Allocated Portion”); and one portion of the Portfolio will invest in exchange-traded funds (“ETFs”) (“ETF Allocated Portion”). Under normal circumstances, the Active Allocated Portion will consist of approximately 30% of the Portfolio’s net assets, the Index Allocated Portion will consist of approximately 60% of the Portfolio’s net assets and the ETF Allocated Portion will consist of approximately 10% of the Portfolio’s net assets.

Each of the above percentages is an asset allocation target established by AXA Equitable to achieve the Portfolio’s investment objective and may be changed without shareholder approval. Actual allocations among the distinct portions of the Portfolio may deviate from the amounts shown above by up to 15% of the Portfolio’s net assets. The asset allocation range for each portion of the Portfolio is as follows: 15% - 45% in the Active Allocated Portion; 45% - 75% in the Index Allocated Portion; and 0% - 25% in the ETF Allocated Portion. Each portion of the Portfolio may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. AXA Equitable will rebalance each portion of the Portfolio as it deems appropriate. To the extent that the Portfolio takes a temporary defensive position, it may not be pursuing its investment goal.

The Active Allocated Portion primarily invests in common stocks, but it also may invest in other securities that the Adviser believes provide opportunities for capital appreciation, such as preferred stocks, warrants and securities convertible into common stock. The Active Allocated Portion may also invest up to 25% of its total assets in securities of foreign issuers, which may be publicly traded in the United States or on a foreign exchange, and may be denominated in a foreign currency. The Active Allocation Portion also may engage in active and frequent trading to achieve the Portfolio’s investment objective.

In choosing investments, the Adviser utilizes a “focus” style, which concentrates the Active Allocation Portion’s investments in a core position of 20-30 companies selected for their growth potential. The Adviser uses an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection. The “top-down” approach may take into consideration such macro-economic factors as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. As a result of the “top-down” analysis, the Adviser seeks to identify sectors, industries and companies that may benefit from the overall trends the Adviser has observed. The Adviser then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. The Adviser may sell a security for a variety of reasons, such as to invest in a company believed to offer superior investment opportunities.

The Index Allocated Portion of the Portfolio will seek to track the performance of the Russell 1000 Growth Index with minimal tracking error. Generally, the Index Allocated Portion will employ full replication, holding each company in proportion to its market capitalization weight in the Russell 1000 Growth Index, although, in certain instances a sampling approach may be utilized for a small portion of the Index Allocated Portion. The sampling approach will strive to match the index characteristics without having to purchase every stock in the index.

The ETF Allocated Portion invests in ETFs (the “Underlying ETFs”) that meet the investment criteria of the Portfolio as a whole. The Underlying ETFs in which the ETF Allocated Portion currently may invest are described later in this Prospectus in the section entitled “Information Regarding the Underlying ETFs.” The Underlying ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval. An investor in the Portfolio will bear both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying ETFs held by the ETF Allocated Portion. Therefore, an investor may be able to realize lower aggregate expenses by investing directly in the Underlying ETFs instead of in the Portfolio itself. However, the Underlying ETFs are not available as investment options under the Contracts and an investor who chooses to invest directly in the Underlying ETFs would not receive the asset allocation and rebalancing services provided by AXA Equitable or the services provided by the Advisers to the other portions of the Portfolio.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

EQ Advisors Trust	About the investment portfolios	5

MarketPLUS Portfolios (continued)

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section of the Trust’s Prospectus “More Information on Risks and Benchmarks:”

•	Convertible Securities Risk

•	Equity Risk

•	ETF Risk

•	Foreign Securities Risk

Currency Risk

•	Focused Portfolio Risk

•	Growth Investing Risk

•	Index-Fund Risk

•	Multiple Adviser Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is May 1, 1997. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to May 25, 2007 the Portfolio had different investment strategies and consisted entirely of an actively managed portfolio of equity securities. Following the investment strategy change, the Portfolio’s assets are managed by three investment managers using different investment strategies. If the Portfolio had historically been managed using its current strategies, the performance of the Portfolio may have been different. In addition, the Portfolio was advised by a different Adviser prior to May 25, 2007.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
53.01% (1999 4th Quarter)	–28.50% (2001 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
MarketPLUS Large Cap Growth Portfolio — Class IB Shares	7.77%	2.37%	5.77%
Russell 1000 Growth Index†,††	9.07%	2.69%	4.88%
Russell 3000 Growth Index†	9.46%	3.02%	4.97%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”
††	Effective May 25, 2007, the Russell 1000 Growth Index will replace the Russell 3000 Growth Index because it reflects more closely the sectors in which the Portfolio invests.

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses* (expenses that are deducted from Portfolio assets)
MarketPLUS Large Cap Growth Portfolio	Class IB Shares
Management Fee	0.50%
Distribution and/or service (12b-1) fees**	0.25%
Other Expenses	0.19%
Acquired Fund Fees and Expenses (Underlying ETFs)***	0.02%
Total Operating Expenses	0.96%
Less Waivers/Expense Reimbursements****	—
Net Operating Expenses and Acquired Fund Fees and Expenses	0.96%
Net Operating Expenses (excluding Acquired Fund Fees and Expenses)****	0.94%
*	Expenses have been restated to reflect current fees.
**	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is equal to an annual rate of 0.50% of the average daily net assets attribut -

6	About the investment portfolios	EQ Advisors Trust

able to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to an annual rate of 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.

***	The Portfolio invests in shares of ETFs, which are considered to be investment companies. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the Underlying ETFs and the investment return of the Portfolio will be reduced by each Underlying ETF’s expenses.
****	Pursuant to a contract, the Manager has agreed to waive or limit its management, administrative and other fees to limit the expenses of the Portfolio until April 30, 2008 (“Expense Limitation Agreement”) (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the Net Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of the investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.95% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses (and the expenses of the Underlying ETFs incurred indirectly) remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$98
3 Years	$306
5 Years	$531
10 Years	$1,178

WHO MANAGES THE PORTFOLIO

AXA Equitable, through its Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages the ETF Allocated Portion.

A committee of AXA FMG investment personnel manages the ETF Allocated Portion. Kenneth Kozlowski and Kenneth Beitler serve as the lead portfolio managers of the committee with joint and primary responsibility for day-to-day management of the ETF Allocated Portion. Xavier Poutas and Alwi Chan assist the lead portfolio managers with day-to-day management of the ETF Allocated Portion, but do not have joint and primary responsibility for management of the Portfolio.

Kenneth T. Kozlowski, CFP®, ChFC, CLU has served as Vice President of AXA Financial from February 2001 to present. He is responsible for portfolio administration, accounting and product development with respect to the ETF Allocated Portion.

Kenneth B. Beitler, CFA® has served as Vice President of AXA Financial from February 2001 to present. [From February 2002 to February 2003, he served as Assistant Vice President of AXA Financial and from May 1999 to February 2002 as Senior Investment Analyst of AXA Financial]. He is responsible for portfolio analysis and portfolio performance evaluation with respect to the ETF Allocated Portion.

Alwi Chan, CFA® has served as Assistant Vice President of AXA Equitable from November 2005 to present. From December 2002 to October 2005, he served as Senior Investment Analyst of AXA Financial. Mr. Chan served as a Senior Financial Analyst at the General Account Investment Group of AXA Equitable from June 1999 to November 2002. Mr. Chan assists in portfolio analysis and portfolio performance evaluation with respect to the ETF Allocated Portion.

Xavier Poutas joined AXA FMG in October 2004 as a Fund Administrator. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit and, from September 2002 to October 2003, he was a senior auditor with AXA Internal Audit. Prior to 2002, Mr. Poutas held several positions within the AXA Group. Mr. Poutas assists in portfolio analysis and portfolio performance evaluation with respect to the ETF Allocated Portion.

Mellon Equity Associates LLC (“Mellon”), 500 Grant Street, Suit 4200, Pittsburgh, PA 15258-0001, manages the Index Allocated Portion of the Portfolio. Mellon is an indirect wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”), a publicly-traded company. Pursuant to a strategic combination scheduled to be completed in the third quarter of 2007, Mellon Financial will combine with The Bank of New York (“BNY”) and form The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals and the approval of BNY’s and Mellon Financial’s shareholders, as well as other customary conditions to closing. Mellon is a specialist in active and passive U.S. equity and balanced fund management. As of December 31, 2006, Mellon had approximately $22 billion in assets under management.

Thomas J. Durante, Senior Vice President, Senior Portfolio Manager and Principal Officer of Mellon, is responsible for the day-to-day management of the Index Allocated Portion. Mr. Durante joined Mellon in 2000 and has had portfolio management responsibilities since that time.

EQ Advisors Trust	About the investment portfolios	7

MarketPLUS Portfolios (continued)

Marsico Capital Management LLC (“Marsico”), 1200 17th Street, Suite 1600, Denver, CO 80202, manages the Active Allocated Portion of the Portfolio. Marsico is a registered investment adviser formed in 1997. Marsico provides investment advisory services to other mutual funds and private accounts. As of December 31, 2006, Marsico had approximately $83.7 billion in assets under management.

Thomas F. Marsico is primarily responsible for the day-to-day management of the Active Allocated Portion. Mr. Marsico has been Chief Executive Officer of Marsico since its inception in 1997. Mr. Marsico has over 20 years of experience as a securities analyst and portfolio manager.

The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of shares of the Portfolio to the extent applicable.

8	About the investment portfolios	EQ Advisors Trust

MarketPLUS Large Cap Core Portfolio

INVESTMENT OBJECTIVE: Seeks long-term growth of capital with a secondary objective to seek reasonable current income. For purposes of this Portfolio, the words “reasonable current income” mean moderate income.

THE INVESTMENT STRATEGY

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in securities of large-cap companies (or other financial instruments that derive their value from the securities of such companies). Large-cap companies mean those companies included in any of the following indices at the time of purchase: S&P 500 Index (market capitalization range of approximately $1.4 billion - $418.1 billion as of February 28, 2007), S&P 100 Index (market capitalization range of approximately $5.7 billion - $418.1 billion as of February 28, 2007), Russell 1000 Index (market capitalization range of approximately $900 million - $410.7 billion as of February 28, 2007), Morningstar Large Core Index (market capitalization range of approximately $11.3 billion - $359.9 billion), NYSE 100 Index (market capitalization $12.0 billion - $410.7 billion as of February 28, 2007). To the extent required by SEC rules, this policy may not be changed without providing at least sixty (60) days’ written notice to the shareholders of the Portfolio.

The Portfolio’s assets normally will be allocated among three investment managers, each of which will manage its portion of the Portfolio using a different but complementary investment strategy. One portion of the Portfolio will be actively managed by an Adviser (“Active Allocated Portion”); one portion of the Portfolio will track the performance of a particular index (“Index Allocated Portion”); and one portion of the Portfolio will invest in exchange-traded funds (“ETFs”) (“ETF Allocated Portion”). Under normal circumstances, the Active Allocated Portion will consist of approximately 30% of the Portfolio’s net assets, the Index Allocated Portion will consist of approximately 60% of the Portfolio’s net assets and the ETF Allocated Portion will consist of approximately 10% of the Portfolio’s net assets.

Each of the above percentages is an asset allocation target established by AXA Equitable to achieve the Portfolio’s investment objective and may be changed without shareholder approval. Actual allocations among the distinct portions of the Portfolio may deviate from the amounts shown above by up to 15% of the Portfolio’s net assets. The asset allocation range for each portion of the Portfolio is as follows: 15% - 45% in the Active Allocated Portion; 45% - 75% in the Index Allocated Portion; and 0% - 25% in the ETF Allocated Portion. Each portion of the Portfolio may deviate temporarily from its asset allocation target for defensive purposes or as a result of appreciation or depreciation of its holdings. AXA Equitable will rebalance each portion of the Portfolio as it deems appropriate. To the extent that the Portfolio takes a temporary defensive position, it may not be pursuing its investment goal.

The Active Allocated Portion primarily invests in common stocks, but it also may invest in other securities that the Adviser believes provide opportunities for capital appreciation, such as preferred stocks, warrants and securities convertible into common stock. The Active Allocated Portion may also engage in active and frequent trading to achieve the Portfolio’s investment objective.

In choosing investments for the Active Allocated Portion, the Adviser seeks to find underpriced large-capitalization securities that have a clear catalyst for significant price appreciation within a definable time horizon. The Adviser utilizes a concentrated strategy that focuses on 20-30 stocks. The Adviser’s investment process is based on fundamental, bottom-up research that includes quantitative screening to identify candidates based on valuation and earnings stability and qualitative analysis to identify investment catalysts through extensive research. The Adviser may sell a security for a variety of reasons, such as to invest in a company believed to offer superior investment opportunities.

The Index Allocated Portion of the Portfolio will seek to track the performance of the S&P 500 Index with minimal tracking error. Generally, the Index Allocated Portion will employ full replication, holding each company in proportion to its market capitalization weight in the S&P 500 Index, although, in certain instances a sampling approach may be utilized for a small portion of the Index Allocated Portion. The sampling approach will strive to match the index characteristics without having to purchase every stock in the index.

The ETF Allocated Portion invests in ETFs (the “Underlying ETFs”) that meet the investment criteria of the Portfolio as a whole. The Underlying ETFs in which the ETF Allocated Portion currently may invest are described later in this Prospectus in the section entitled “Information Regarding the Underlying ETFs.” The Underlying ETFs in which the ETF Allocated Portion may invest may be changed from time to time without notice or shareholder approval. An investor in the Portfolio will bear both the expenses of the Portfolio as well as the indirect expenses associated with the Underlying ETFs held by the ETF Allocated Portion. Therefore, an investor may be able to realize lower aggregate expenses by investing directly in the Underlying ETFs instead of in the Portfolio itself. However, the Underlying ETFs are not available as investment options under the Contracts and an investor who chooses to invest directly in the Underlying ETFs would not receive the asset allocation and rebalancing services provided by AXA Equitable or the services provided by the Advisers to the other portions of the Portfolio.

THE PRINCIPAL RISKS

An investment in the Portfolio is not guaranteed; you may lose money by investing the Portfolio. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

This Portfolio invests primarily in equity securities, therefore, its performance may go up or down depending on general equity market conditions. Performance also may be affected by one or more of the following risks, which are described in detail in the section of the Trust’s Prospectus “More Information on Risks and Benchmarks:”

•	Convertible Securities Risk

EQ Advisors Trust	About the investment portfolios	9

MarketPLUS Portfolios (continued)

•	Equity Risk

•	ETF Risk

•	Focused Portfolio Risk

•	Growth Investing Risk

•	Index-Fund Risk

•	Multiple Adviser Risk

•	Value Investing Risk

PORTFOLIO PERFORMANCE

The bar chart below illustrates the Portfolio’s annual total returns for the calendar years indicated and some of the risks of investing in the Portfolio by showing yearly changes in the Portfolio’s performance. The inception date for this Portfolio is January 1, 1999. The table below shows the Portfolio’s average annual total returns for the past one year, five years and since inception through December 31, 2006 and compares the Portfolio’s performance to the returns of a broad-based index.

Past performance is not an indication of future performance. This may be particularly true for this Portfolio because prior to May 25, 2007 the Portfolio had different investment strategies and consisted entirely of an actively managed portfolio of equity securities. Following the investment strategy change, the Portfolio’s assets are managed by three investment managers using different investment strategies. If the Portfolio had historically been managed using its current strategies, the performance of the Portfolio may have been different. In addition, the Portfolio was advised by a different Adviser prior to May 25, 2007.

Both the bar chart and table assume reinvestment of dividends and distributions. The performance results do not reflect any insurance and Contract-related fees and expenses, which would reduce the performance results.

Calendar Year Annual Total Returns — Class IB

Best quarter (% and time period)	Worst quarter (% and time period)
13.47% (2003 2nd Quarter)	–15.37% (2002 3rd Quarter)

Average Annual Total Returns
	One Year	Five Years	Since Inception
MarketPLUS Large Cap Core Portfolio — Class IB Shares	12.92%	5.38%	2.08%
S&P 500 Index†	15.80%	6.19%	3.42%
†	For more information on this index, see the following section “More Information on Risks and Benchmarks.”

PORTFOLIO FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy or sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses* (expenses that are deducted from Portfolio assets)
MarketPLUS Large Cap Core Portfolio	Class IB Shares
Management Fee	0.50%
Distribution and/or service (12b-1) fees**	0.25%
Other Expenses	0.23%
Acquired Fund Fees and Expenses (Underlying ETFs)***	0.02%
Total Operating Expenses	1.00%
Less Waivers/Expense Reimbursements****	–0.03%
Net Operating Expenses and Acquired Fund Fees and Expenses	0.97%
Net Operating Expenses (excluding Acquired Fund Fees and Expenses)****	0.95%
*	Expenses have been restated to reflect current fees.
**	The maximum distribution and/or service (12b-1) fee for the Portfolio’s Class IB shares is equal to an annual rate of 0.50% of the average daily net assets attributable to the Portfolio’s Class IB shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to an annual rate of 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. This arrangement will be in effect at least until April 30, 2008.
***	The Portfolio invests in shares of ETFs, which are considered to be investment companies. Therefore, the Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the Underlying ETFs and the investment return of the Portfolio will be reduced by each Underlying ETF’s expenses.
****	Pursuant to a contract, the Manager has agreed to waive or limit its management, administrative and other fees to limit the expenses of the Portfolio until April 30, 2008 (“Expense Limitation Agreement”) (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the Net Operating Expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, expenses of the investment companies in which the Portfolio invests and extraordinary expenses) do not exceed 0.95% for Class IB shares. The Manager may be reimbursed the amount of any such payments and waivers in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense cap. The Manager may discontinue these arrangements at any time after April 30, 2008. For more information on the Expense Limitation Agreement, see “Management of the Trust – Expense Limitation Agreement.”

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other investment options.

10	About the investment portfolios	EQ Advisors Trust

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses (and the expenses of the Underlying ETFs incurred indirectly) remain the same and that the expense limitation arrangement is not renewed. This Example should not be considered a representation of past or future expenses of the Portfolio. Actual expenses may be higher or lower than those shown. The costs in this Example would be the same whether or not you redeemed all of your shares at the end of these periods. This Example does not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. Similarly, the annual rate of return assumed in the Example is not an estimate or guarantee of future investment performance. Based on these assumptions your costs would be:

Class IB Shares
1 Year	$99
3 Years	$315
5 Years	$550
10 Years	$1,222

WHO MANAGES THE PORTFOLIO

AXA Equitable, through its Funds Management Group unit (“AXA FMG”), 1290 Avenue of the Americas, New York, New York 10104, manages the ETF Allocated Portion.

A committee of AXA FMG investment personnel manages the ETF Allocated Portion. Kenneth Kozlowski and Kenneth Beitler serve as the lead portfolio managers of the committee with joint and primary responsibility for day-to-day management of the ETF Allocated Portion. Xavier Poutas and Alwi Chan assist the lead portfolio managers with day-to-day management of the ETF Allocated Portion, but do not have joint and primary responsibility for management of the Portfolio.

Kenneth T. Kozlowski, CFP®, ChFC, CLU has served as Vice President of AXA Financial from February 2001 to present. He is responsible for portfolio administration, accounting and product development with respect to the ETF Allocated Portion.

Kenneth B. Beitler, CFA® has served as Vice President of AXA Financial from February 2003 to present. From February 2002 to February 2003, he served as Assistant Vice President of AXA Financial and from May 1999 to February 2002 as Senior Investment Analyst of AXA Financial. He is responsible for portfolio analysis and portfolio performance evaluation with respect to the ETF Allocated Portion.

Alwi Chan, CFA® has served as Assistant Vice President of AXA Equitable from November 2005 to present. From December 2002 to October 2005, he served as Senior Investment Analyst of AXA Financial. Mr. Chan served as a Senior Financial Analyst at the General Account Investment Group of AXA Equitable from June 1999 to November 2002. Mr. Chan assists in portfolio analysis and portfolio performance evaluation with respect to the ETF Allocated Portion.

Xavier Poutas joined AXA FMG in October 2004 as a Fund Administrator. From November 2003 to September 2004, he served as Audit Manager of AXA Internal Audit and, from September 2002 to October 2003, he was a senior auditor with AXA Internal Audit. Prior to 2002, Mr. Poutas held several positions within the AXA Group. Mr. Poutas assists in portfolio analysis and portfolio performance evaluation with respect to the ETF Allocated Portion.

Mellon Equity Associates LLC (“Mellon”), 500 Grant Street, Suit 4200, Pittsburgh, PA 15258-0001, manages the Index Allocated Portion of the Portfolio. Mellon is an indirect wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”), a publicly-traded company. Pursuant to a strategic combination scheduled to be completed in the third quarter of 2007, Mellon Financial will combine with The Bank of New York (“BNY”) and form The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals and the approval of BNY’s and Mellon Financial’s shareholders, as well as other customary conditions to closing. Mellon is a specialist in active and passive U.S. equity and balanced fund management. As of December 31, 2006, Mellon had approximately $22 billion in assets under management.

Thomas J. Durante, Senior Vice President, Senior Portfolio Manager and Principal Officer of Mellon, is responsible for the day-to-day management of the Index Allocated Portion. Mr. Durante joined Mellon in 2000 and has had portfolio management responsibilities since that time.

Institutional Capital Corporation LLC (“ICAP”), 225 West Wacker Drive, Suite 2400, Chicago, IL 60606, manages the Active Allocated Portion of the Portfolio. ICAP is a registered investment adviser. As of December 31, 2006, ICAP had approximately $18.2 billion in assets under management.

Robert H. Lyon and Jerrold K. Senser are primarily responsible for the day-to-day management of the Active Allocated Portion.

Robert H. Lyon has been President and Chief Investment Officer of ICAP since 1992.

Jerrold K. Senser is Executive Vice President and Co-Chief Investment Officer of ICAP. Mr. Senser joined ICAP in 1986 and has portfolio management responsibilities since that time.

The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of shares of the Portfolio to the extent applicable.

EQ Advisors Trust	About the investment portfolios	11

More information on principal risks and benchmarks

Under the heading “More Information on Risks and Benchmarks – Risks,” of the Prospectus, the description of the following risks will be replaced in their entirety with the following:

Focused Portfolio Risk: Portfolios (or portions thereof) that invest in the securities of a limited number of companies may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio’s or portion’s net asset value.

Index-Fund Risk: The EQ/Bond Index, EQ/Equity 500 Index, EQ/Small Company Index Portfolios and the Index Allocated Portions of the MarketPLUS Portfolios invest in the securities included in the relevant index or substantially identical securities regardless of market trends. The Portfolios and the Index Allocated Portions cannot modify their investment strategies to respond to changes in the economy, which means they may be particularly susceptible to a general decline in the market segment relating to the relevant index.

Multiple Adviser Risk: The MarketPLUS Portfolios employ multiple Advisers. Each Adviser independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Adviser will be managing its allocated portion of the Portfolio independently from another Adviser, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when an Adviser to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when another Adviser believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Adviser, the Portfolio may incur higher brokerage costs than would be the case if a single Adviser were managing the entire Portfolio.

The following sections are added to the Prospectus after the section entitled “More Information on Risks and Benchmarks:”

More Information on Investing in ETFs

Generally, under the 1940 Act, the MarketPLUS Portfolios may not acquire shares of another investment company (including Underlying ETFs and other registered investment companies) if, immediately after such acquisition, a MarketPLUS Portfolio and its affiliated persons (i) would hold more than 3% of such other investment company’s total outstanding shares, (ii) would have invested more than 5% of its total assets in such other investment company, or (iii) would have invested more than 10% of its total assets in investment companies. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the MarketPLUS Portfolios) in excess of these limits. The MarketPLUS Portfolios’ ability to invest in Underlying ETFs will be severely constrained unless the Underlying ETFs have received such an order from the SEC and the Underlying ETF and the MarketPLUS Portfolios take appropriate steps to comply with certain terms and conditions in such order.

The SEC has issued such an exemptive order to the ETFs in which the MarektPLUS Portfolios may invest (iShares Trust and iShares, Inc.), which permits investment companies (such as the MarektPLUS Portfolios) to invest in such ETFs beyond the limitations in the 1940 Act, subject to certain terms and conditions. Under the order, the MarketPLUS Portfolios generally may acquire up to 25% of the assets of an Underlying ETF.

The Manager will waive fees otherwise payable to it by a MarketPLUS Portfolio in an amount at least equal to any compensation (including fees received pursuant to any plan adopted by an Underlying ETF pursuant to Rule 12b-1 under the 1940 Act) received from an Underlying ETF by the Manager, or an affiliated person of the Manager, in connection with the investment by a MarketPLUS Portfolio in the Underlying ETF. With respect to registered separate accounts that invest in a MarketPLUS Portfolio, no sales load will be charged at the Portfolio level or at the Underlying ETF level. Other sales charges and service fees, as defined in Rule 2830 of the Conduct Rules of the National Association of Securities Dealers, Inc. (“NASD”), if any, will only be charged at the Portfolio level or at the Underlying ETF level, not both. With respect to other investments in a MarketPLUS Portfolio, any sales charges and/or service fees charged with respect to shares of the Portfolio will not exceed the limits applicable to funds of funds set forth in Rule 2830 of the Conduct Rules of the NASD.

To the extent other ETFs obtain similar exemptive relief from the SEC, a MarketPLUS Portfolio may seek to qualify to invest in such other ETFs in excess of the limits set forth in the 1940 Act. If such relief is granted by the SEC, a MarketPLUS Portfolio may invest its assets in any Underlying ETF, subject to certain terms and conditions to be contained in the order granting such relief.

To the extent the limits of the 1940 Act apply to certain Underlying ETFs, such limitations may prevent a MarketPLUS Portfolio from allocating its investments in the manner that the Manager considers optimal. Each MarketPLUS Portfolio invests a portion of its assets in the Underlying ETFs. Accordingly, the ETF Allocated Portfolio of a MarketPLUS Portfolio’s performance depends upon a favorable allocation among the Underlying ETFs as well as the ability of the Underlying ETFs to generate favorable performance.

12	More information on risks and benchmarks	EQ Advisors Trust

Information Regarding the Underlying ETFs

Below is a list of the Underlying ETFs in which the MarketPLUS Mid Cap Value Portfolio currently may invest. The Underlying ETFs in which the MarketPLUS Mid Cap Value Portfolio may invest may be changed from time to time without notice or shareholder approval.

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® Morningstar Mid Core Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Mid Core Index.	The fund uses a representative sampling strategy in seeking to track the Index.	• Mid-Cap Company Risk
iShares® Morningstar Mid Growth Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Mid Growth Index.	The fund uses a representative sampling strategy in seeking to track the Index.	• Mid-Cap Company Risk • Growth Investing Risk
iShares® Morningstar Mid Value Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Mid Value Index.	The fund uses a representative sampling strategy in seeking to track the Index.	• Mid-Cap Company Risk • Value Investing Risk
iShares® Russell Midcap Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the mid-capitalization sector of the U.S. equity market, as represented by the Russell Midcap Index. The index represents the 800 smallest companies in the Russell 1000 Index.	The fund uses a representative sampling strategy in seeking to track the Index.	• Mid-Cap Company Risk
iShares® Russell Midcap Growth Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the mid-capitalization growth sector of the U.S. equity market as represented by the Russell Midcap Growth Index. The index represents approximately 40% of the total market capitalization of the Russell Midcap Index.	The fund uses a representative sampling strategy in seeking to track the Index.	• Mid-Cap Company Risk • Growth Investing Risk
iShares® Russell Midcap Value Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the mid-capitalization value sector of the U.S. equity market as represented by the Russell Midcap Value Index. The index represents approximately 60% of the total market capitalization of the Russell Midcap Index.	The fund uses a representative sampling strategy in seeking to track the Index.	• Mid-Cap Company Risk • Value Investing Risk

EQ Advisors Trust	More information on risks and benchmarks and the Underlying ETFs	13

Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® S&P MidCap 400 Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of U.S. mid-cap stocks, as represented by the Standard & Poor’s MidCap 400 Index.	The fund uses a representative sampling strategy in seeking to track the Index.	• Mid-Cap Company Risk
iShares® S&P MidCap 400 Growth Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of U.S. mid-cap growth stocks as represented by the S&P MidCap 400/Citigroup Growth Index.	The fund uses a representative sampling strategy in seeking to track the Index.	• Mid-Cap Company Risk • Growth Investing Risk
iShares® S&P MidCap 400 Value Index	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of U.S. mid-cap value stocks as represented by the S&P MidCap 400/Citigroup Value Index.	The fund uses a representative sampling strategy in seeking to track the Index.	• Mid-Cap Company Risk • Value Investing Risk

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® Funds make any representations regarding the advisability of investing in any of the funds listed above.

Below is a list of the Underlying ETFs in which the MarketPLUS Large Cap Growth Portfolio currently may invest. The Underlying ETFs in which the MarketPLUS Large Cap Growth Portfolio may invest may be changed from time to time without notice or shareholder approval.

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® Morningstar Large Core Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large Core Index.	The fund uses a representative sampling strategy in seeking to track the Index.	• Focused Portfolio Risk
iShares® NYSE 100 Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NYSE U.S. 100 Index.	The fund uses a representative sampling strategy in seeking to track the Index.	• See “Principal Risks” Section.
iShares® Russell 1000 Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the large capitalization sector of the U.S. equity market, as represented by the Russell 1000 Index. The index represents the approximately 1,000 largest companies in the Russell 3000 Index.	The fund uses a representative sampling strategy in seeking to track the Index.	• Equity Risk

14	More information on risks and benchmarks and the Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® Russell 1000 Growth Index Fund	Seeks investment returns that correspond generally to the price and yield performance, before fees and expenses, of the large capitalization growth sector of the U.S. equity market, as represented by the Russell 1000 Growth Index. The index represents approximately 50% of the total market capitalization of the Russell 1000 Index.	The fund uses a representative sampling strategy in seeking to track the Index.	• Growth Investing Risk • Focused Portfolio Risk
iShares® Russell 1000 Value Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the large capitalization value sector of the U.S. equity market, as represented by the Russell 1000 Value Index. The index represents approximately 50% of the total market capitalization of the Russell 1000 Index.	The fund uses a representative sampling strategy in seeking to track the Index.	• Value Investing Risk
iShares® S&P 500 Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of U.S. large-cap stocks, as represented by the Standard & Poor’s 500 Index.	The fund uses a representative sampling strategy in seeking to track the Index.	• Equity Risk
iShares® S&P 500 Growth Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of U.S. large-cap growth stocks, as represented by the S&P 500/Citigroup Growth Index.	The fund uses a representative sampling strategy in seeking to track the Index.	• Growth Investing Risk • Focused Portfolio Risk
iShares® S&P 500 Value Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of U.S. large-cap value stocks, as represented by the S&P 500/Citigroup Value Index.	The fund uses a representative sampling strategy in seeking to track the Index.	• Value Investing Risk • Focused Portfolio Risk
iShares® S&P 100 Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of U.S. large-cap stocks, as represented by the Standard & Poor’s 100 Index.	The fund uses a representative sampling strategy in seeking to track the Index.	• Focused Portfolio Risk

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® Funds make any representations regarding the advisability of investing in any of the funds listed above.

EQ Advisors Trust	More information on risks and benchmarks and the Underlying ETFs	15

Information Regarding the Underlying ETFs (continued)

Below is a list of the Underlying ETFs in which the MarketPLUS Large Cap Core Portfolio currently may invest. The Underlying ETFs in which the MarketPLUS Large Cap Core Portfolio may invest may be changed from time to time without notice or shareholder approval.

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® Morningstar Large Core Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large Core Index.	The fund uses a representative sampling strategy in seeking to track the Index.	• Focused Portfolio Risk
iShares® Morningstar Large Value Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large Value Index.	The fund uses a representative sampling strategy in seeking to track the Index.	• Focused Portfolio Risk • Value Investing Risk
iShares® Morningstar Large Growth Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large Growth Index.	The fund uses a representative sampling strategy in seeking to track the Index.	• Focused Portfolio Risk • Growth Investing Risk
iShares® NYSE 100 Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NYSE U.S. 100 Index.	The fund uses a representative sampling strategy in seeking to track the Index.	• See “Principal Risks” Section.
iShares® Russell 1000 Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the large capitalization sector of the U.S. equity market, as represented by the Russell 1000 Index. The index represents the approximately 1,000 largest companies in the Russell 3000 Index.	The fund uses a representative sampling strategy in seeking to track the Index.	• Equity Risk
iShares® Russell 1000 Growth Index Fund	Seeks investment returns that correspond generally to the price and yield performance, before fees and expenses, of the large capitalization growth sector of the U.S. equity market, as represented by the Russell 1000 Growth Index. The index represents approximately 50% of the total market capitalization of the Russell 1000 Index.	The fund uses a representative sampling strategy in seeking to track the Index.	• Growth Investing Risk • Focused Portfolio Risk

16	More information on risks and benchmarks and the Underlying ETFs	EQ Advisors Trust

Information Regarding the Underlying ETFs (continued)

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® Russell 1000 Value Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the large capitalization value sector of the U.S. equity market, as represented by the Russell 1000 Value Index. The index represents approximately 50% of the total market capitalization of the Russell 1000 Index.	The fund uses a representative sampling strategy in seeking to track the Index.	• Value Investing Risk
iShares® S&P 500 Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of U.S. large-cap stocks, as represented by the Standard & Poor’s 500 Index.	The fund uses a representative sampling strategy in seeking to track the Index.	• Equity Risk
iShares® S&P 500 Growth Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of U.S. large-cap growth stocks, as represented by the S&P 500/Citigroup Growth Index.	The fund uses a representative sampling strategy in seeking to track the Index.	• Growth Investing Risk • Focused Portfolio Risk
iShares® S&P 500 Value Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of U.S. large-cap value stocks, as represented by the S&P 500/Citigroup Value Index.	The fund uses a representative sampling strategy in seeking to track the Index.	• Value Investing Risk • Focused Portfolio Risk
iShares® S&P 100 Index Fund	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of U.S. large-cap stocks, as represented by the Standard & Poor’s 100 Index.	The fund uses a representative sampling strategy in seeking to track the Index.	• Focused Portfolio Risk

iShares® is a registered trademark of Barclays Global Investors, N.A. (“BGI”). Neither BGI nor the iShares® Funds make any representations regarding the advisability of investing in any of the funds listed above.

EQ Advisors Trust	More information on risks and benchmarks and the Underlying ETFs	17

Management of the Trust

The following replaces in its entirety the second paragraph of the section of the Prospectus entitled “Management of the Trust – The Manager:”

The Manager has a variety of responsibilities for the general management and administration of the Trust and the Portfolios. With respect to the MarketPLUS Portfolios, the Manager is responsible for, among other things, determining the asset allocation range for the Portfolios, selecting and monitoring the Advisers for the Portfolios, advising the ETF Allocated Portions of the Portfolios (including the selection of Underlying ETFs in which the Portfolios invest) and ensuring that asset allocations are consistent with the guidelines that have been approved by the Board.

With respect to the Trust’s other Portfolios, the Manager’s management responsibilities include the selection and monitoring of Advisers for the Portfolios. The Manager plays an active role in monitoring each Portfolio and Adviser and uses portfolio analytics systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. The Manager also monitors each Adviser’s portfolio management team to determine whether its investment activities remain consistent with the Portfolios’ investment style and objectives.

The following is added to the section in the Prospectus entitled “Management of the Trust – Management Fees:”

Each MarketPLUS Portfolio pays a fee to the Manager for management services. The table below shows the contractual annual rate of the management fees (as a percentage of the MarketPLUS Portfolio’s average daily net assets) payable by each MarketPLUS Portfolio:

Portfolio	First $2 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
MarketPLUS Mid Cap Value Portfolio	0.550%	0.500%	0.475%	0.450%	0.425%
MarketPLUS Large Cap Growth Portfolio	0.500%	0.450%	0.425%	0.400%	0.375%
MarketPLUS Large Cap Core Portfolio	0.500%	0.450%	0.425%	0.400%	0.375%

The last three sentences of the third paragraph under the heading “Management of the Trust – Management Fees” are revised as follows:

For administrative services, in addition to the management fee, each Portfolio, except the MarketPLUS Portfolios, pays AXA Equitable an annual fee of $30,000 plus its proportionate share of an asset-based administration fee for the Trust. The Trust’s asset-based administration fee is equal to an annual rate of 0.12% of the first $3 billion of total Trust average daily net assets (exclusive of certain Portfolios), 0.11% of the next $3 billion, 0.105% of the next $4 billion, 0.10% of the next $20 billion and 0.0975% thereafter. Each MarketPLUS Portfolio pays AXA Equitable an annual fee of 0.15% of the Portfolio’s average daily net assets, plus $35,000 and an additional $35,000 for each portion of the Portfolio for which separate administrative services are provided (e.g., portions of a Portfolio allocated to separate Advisers and/or managed in a discrete style). The excluded Portfolios are: All Asset Allocation Portfolio, EQ/Franklin Templeton Founding Strategy Portfolio and the MarketPLUS Portfolios.

The following is added to the end of the section entitled “Management of the Trust – Management Fees:”

A discussion of the basis for the decision by the Trust’s Board of Trustees to approve the amended investment management agreement with the Manager and the investment advisory agreement with Mellon Equity Associates LLC with respect to each of the MarketPLUS Portfolios, the advisory agreement with Wellington Management Company LLP with respect to the MarketPLUS Mid Cap Value Portfolio, the advisory agreement with Marsico Capital Management LLC with respect to the MarketPLUS Large Cap Growth Portfolio and the advisory agreement with Institutional Capital Corporation LLC with respect to the MarketPLUS Large Cap Core Portfolio will be available in the Trust’s Semi-Annual Report to Shareholders for the six-month period ended June 30, 2007.

The re-named MarketPLUS Portfolios are deleted from the table in the section of the Prospectus entitled “Management of the Trust – Expense Limitation Agreement” and the following disclosure is added at the end of the section

In the interest of limiting until April 30, 2008 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) the expenses of each MarketPLUS Portfolio listed in the following table, the Manager has entered into an expense limitation agreement with the Trust with respect to the MarketPLUS Portfolios (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its management, administrative and other fees and to assume other expenses so that the total annual operating expenses of each MarketPLUS Portfolio (other than interest, taxes, brokerage commissions, expenses of Underlying ETFs or other investment companies, and other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the

18	Management of the Trust	EQ Advisors Trust

MarketPLUS Portfolios’ business) are limited to the following respective expense ratios:

Total Expenses Limited to (% of daily net assets)
Portfolio	Class IB
MarketPLUS Mid Cap Value Portfolio	1.00%
MarketPLUS Large Cap Growth Portfolio	0.95%
MarketPLUS Large Cap Core Portfolio	0.95%

*        *        *        *        *

EQ Advisors Trust	Management of the Trust	19

Financial Highlights

The Financial highlights table is intended to help you understand the financial performance for the Trust’s Class IA and Class IB shares for each of the MarketPLUS Portfolios. The financial information in the table below is for the past five (5) years (or, if shorter, the period of the MarketPLUS Portfolio’s operations). The financial information below for the Class IA and Class IB shares for each of the MarketPLUS Portfolios has been derived from the financial statements of the Trust, which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. PricewaterhouseCoopers LLP’s report on the Trust’s financial statements as of December 31, 2006 and the financial statements themselves appear in the Trust’s Annual Report.

Certain information reflects financial results for a single MarketPLUS Portfolio share. The total returns in the tables represent the rate that a shareholder would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and other distributions). The total return figures shown below do not reflect any separate account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges. The information should be read in conjunction with the financial statements contained in the Trust’s Annual Report, which are incorporated by reference into the Trust’s Statement of Additional Information (SAI) and available upon request.

20	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

MarketPLUS Large Cap Growth Portfolio

	Year Ended December 31,
Class IA	2006(e)		2005(e)	2004(e)	2003	2002
Net asset value, beginning of year	$14.57		$13.32	$11.80	$9.10	$13.82

Income (loss) from investment operations:
Net investment loss	—	#	(0.01)	(0.01)	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.17		1.26	1.53	2.71	(4.70)

Total from investment operations	1.17		1.25	1.52	2.70	(4.72)

Net asset value, end of year	$15.74		$14.57	$13.32	$11.80	$9.10

Total return	8.03%		9.38%	12.88%	29.67%	(34.15)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$4,679		$3,304	$1,988	$27,996	$22,611
Ratio of expenses to average net assets:
After fees paid indirectly	0.75%		0.68%	0.66%	0.71%	0.72%
Before fees paid indirectly	0.77%		0.71%	0.71%	0.72%	0.73%
Ratio of net investment loss to average net assets:
After fees paid indirectly	(0.02)%		(0.08)%	(0.05)%	(0.09)%	(0.16)%
Before fees paid indirectly	(0.04)%		(0.11)%	(0.10)%	(0.10)%	(0.17)%
Portfolio turnover rate	130%		97%	101%	105%	110%

	Year Ended December 31,
Class IB	2006(e)		2005(e)	2004(e)	2003	2002
Net asset value, beginning of year	$14.29		$13.11	$11.64	$9.00	$13.70

Income (loss) from investment operations:
Net investment loss	(0.04)		(0.04)	(0.04)	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.15		1.22	1.51	2.68	(4.65)

Total from investment operations	1.11		1.18	1.47	2.64	(4.70)

Net asset value, end of year	$15.40		$14.29	$13.11	$11.64	$9.00

Total return	7.77%		9.00%	12.63%	29.33%	(34.31)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$860,495		$916,611	$958,680	$935,920	$758,033
Ratio of expenses to average net assets:
After fees paid indirectly	1.00	%(c)	0.93%	0.91%	0.96%	0.97%
Before fees paid indirectly	1.02	%(c)	0.96%	0.96%	0.97%	0.98%
Ratio of net investment loss to average net assets:
After fees paid indirectly	(0.28)%		(0.33)%	(0.30)%	(0.34)%	(0.41)%
Before fees paid indirectly	(0.30)%		(0.36)%	(0.35)%	(0.35)%	(0.42)%
Portfolio turnover rate	130%		97%	101%	105%	110%

EQ Advisors Trust	Financial Highlights	21

Financial Highlights (cont’d)

MarketPLUS Large Cap Core Portfolio

Class IA	Year Ended December 31,					March 25, 2002* to December 31, 2002
	2006(e)		2005(e)	2004	2003
Net asset value, beginning of period	$10.09		$9.46	$8.54	$7.04	$8.89

Income (loss) from investment operations:
Net investment income	0.11		0.07	0.07	0.07	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.22		0.64	0.93	1.50	(1.84)

Total from investment operations	1.33		0.71	1.00	1.57	(1.79)

Less distributions:
Dividends from net investment income	(0.12)		(0.08)	(0.08)	(0.07)	(0.06)

Net asset value, end of period	$11.30		$10.09	$9.46	$8.54	$7.04

Total return (b)	13.22%		7.46%	11.67%	22.28%	(20.11)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$201		$191	$116	$98	$79
Ratio of expenses to average net assets:
After waivers (a)	0.70%		0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.69%		0.69%	0.66%	0.69%	0.69%
Before waivers and fees paid indirectly (a)	0.73%		0.70%	0.70%	0.71%	0.71%
Ratio of net investment income to average net assets:
After waivers (a)	1.05%		0.73%	0.80%	0.93%	0.77%
After waivers and fees paid indirectly (a)	1.06%		0.74%	0.84%	0.94%	0.78%
Before waivers and fees paid indirectly (a)	1.02%		0.73%	0.80%	0.92%	0.76%
Portfolio turnover rate	33%		47%	90%	88%	70%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	#	$—	$—	$— #	$— #

	Year Ended December 31,
Class IB	2006(e)		2005(e)	2004	2003	2002
Net asset value, beginning of year	$10.10		$9.47	$8.55	$7.04	$8.97

Income (loss) from investment operations:
Net investment income	0.09		0.05	0.05	0.05	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.22		0.63	0.92	1.51	(1.93)

Total from investment operations	1.31		0.68	0.97	1.56	(1.89)

Less distributions:
Dividends from net investment income	(0.10)		(0.05)	(0.05)	(0.05)	(0.04)

Net asset value, end of year	$11.31		$10.10	$9.47	$8.55	$7.04

Total return	12.92%		7.18%	11.37%	22.12%	(21.04)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$329,937		$338,735	$341,346	$311,991	$201,141
Ratio of expenses to average net assets:
After waivers	0.95%		0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly	0.94%		0.94%	0.91%	0.94%	0.94%
Before waivers and fees paid indirectly	0.98	%(c)	0.95%	0.95%	0.96%	0.96%
Ratio of net investment income to average net assets:
After waivers	0.83%		0.48%	0.55%	0.68%	0.52%
After waivers and fees paid indirectly	0.84%		0.49%	0.59%	0.69%	0.53%
Before waivers and fees paid indirectly	0.80%		0.48%	0.55%	0.67%	0.51%
Portfolio turnover rate	33%		47%	90%	88%	70%
Effect of contractual expense limitation during the year:
Per share benefit to net investment income	$—	#	$—	$—	$— #	$— #

22	Financial Highlights	EQ Advisors Trust

Financial Highlights (cont’d)

MarketPLUS Mid Cap Value Portfolio

	Year Ended December 31,
Class IA	2006(e)		2005(e)		2004(e)	2003	2002
Net asset value, beginning of year	$14.01		$14.05		$13.09	$9.85	$11.61

Income (loss) from investment operations:
Net investment income	0.08		0.09		0.03	0.09	0.11
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.68		1.51		2.20	3.22	(1.79)

Total from investment operations	1.76		1.60		2.23	3.31	(1.68)

Less distributions:
Dividends from net investment income	(0.08)		(0.10)		—	(0.07)	(0.08)
Distributions from realized gains	(1.32)		(1.54)		(1.27)	—	—

Total dividends and distributions	(1.40)		(1.64)		(1.27)	(0.07)	(0.08)

Net asset value, end of year	$14.37		$14.01		$14.05	$13.09	$9.85

Total return	12.76%		11.62%		18.14%	33.58%	(14.49)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$24,186		$16,535		$8,178	$26,522	$18,779
Ratio of expenses to average net assets:
After waivers	0.83%		0.79%		0.82%	0.85%	0.85%
After waivers and fees paid indirectly	0.82%		0.77%		0.80%	0.79%	0.83%
Before waivers and fees paid indirectly	0.83%		0.79%		0.82%	0.85%	0.85%
Ratio of net investment income to average net assets:
After waivers	0.53%		0.60%		0.21%	0.75%	1.00%
After waivers and fees paid indirectly	0.54%		0.62%		0.23%	0.81%	1.02%
Before waivers and fees paid indirectly	0.53%		0.60%		0.21%	0.75%	1.00%
Portfolio turnover rate	66%		55	%(d)	74%	160%	98%

	Year Ended December 31,
Class IB	2006(e)		2005(e)		2004(e)	2003	2002
Net asset value, beginning of year	$13.95		$14.00		$13.08	$9.84	$11.61

Income (loss) from investment operations:
Net investment income	0.04		0.05		— #	0.06	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.67		1.50		2.19	3.22	(1.78)

Total from investment operations	1.71		1.55		2.19	3.28	(1.71)

Less distributions:
Dividends from net investment income	(0.04)		(0.06)		—	(0.04)	(0.06)
Distributions from realized gains	(1.32)		(1.54)		(1.27)	—	—

Total dividends and distributions	(1.36)		(1.60)		(1.27)	(0.04)	(0.06)

Net asset value, end of year	$14.30		$13.95		$14.00	$13.08	$9.84

Total return	12.45%		11.31%		17.84%	33.36%	(14.77)%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,897,629		$1,730,041		$1,438,673	$1,097,892	$646,958
Ratio of expenses to average net assets:
After waivers	1.08%		1.04%		1.07%	1.10%	1.10%
After waivers and fees paid indirectly	1.07	%(c)	1.02%		1.05%	1.04%	1.08%
Before waivers and fees paid indirectly	1.08%		1.04%		1.07%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets:
After waivers	0.27%		0.35%		(0.04)%	0.50%	0.75%
After waivers and fees paid indirectly	0.29%		0.37%		(0.02)%	0.56%	0.77%
Before waivers and fees paid indirectly	0.27%		0.35%		(0.04)%	0.50%	0.75%
Portfolio turnover rate	66%		55	%(d)	74%	160%	98%

EQ Advisors Trust	Financial Highlights	23

Financial Highlights (cont’d)

*	Commencement of Operations.
#	Per share amount is less than $0.01.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for investment income and non-class specific expense.
(d)	Reflects purchases and sales from change in investment strategy.
(e)	Net investment income and capital changes per share are based on average shares outstanding.

24	Financial Highlights	EQ Advisors Trust